TKS-Q3

Quarterly Report
September 30, 2025
MFS®  Technology Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 97.7%
Business Services – 3.5%
Accenture PLC, “A”	15,216	$3,752,265
Verisk Analytics, Inc., “A”	6,574	1,653,427
Zscaler, Inc. (a)	6,168	1,848,303
		$7,253,995
Computer Software – 30.1%
Adobe Systems, Inc. (a)	1,344	$474,096
Atlassian Corp. (a)	5,744	917,317
Autodesk, Inc. (a)	1,374	436,479
Cadence Design Systems, Inc. (a)	7,118	2,500,269
Constellation Software, Inc.	949	2,576,204
CrowdStrike Holdings, Inc. (a)	6,367	3,122,249
Datadog, Inc., “A” (a)	23,738	3,380,291
Figma, Inc. (a)(l)	353	18,310
Guidewire Software, Inc. (a)	11,296	2,596,498
HubSpot, Inc. (a)	4,472	2,092,002
Intuit, Inc.	5,001	3,415,233
Microsoft Corp. (s)	30,523	15,809,388
Okta, Inc. (a)	19,021	1,744,226
Oracle Corp.	15,766	4,434,030
Palantir Technologies, Inc. (a)	17,127	3,124,307
Palo Alto Networks, Inc. (a)	5,133	1,045,181
Pegasystems, Inc.	37,188	2,138,310
Salesforce, Inc.	8,947	2,120,439
ServiceNow, Inc. (a)	3,912	3,600,135
ServiceTitan, Inc., “A” (a)	12,289	1,239,100
Snowflake, Inc., “A” (a)	15,363	3,465,125
Tyler Technologies, Inc. (a)	3,579	1,872,390
Vertex, Inc., “A” (a)	28,334	702,400
		$62,823,979
Computer Software - Systems – 22.5%
Apple, Inc. (s)	72,451	$18,448,198
Arista Networks, Inc. (a)	17,482	2,547,302
CDW Corp.	5,222	831,760
Cisco Systems, Inc.	49,405	3,380,290
Descartes Systems Group, Inc. (a)	14,512	1,366,424
EPAM Systems, Inc. (a)	11,899	1,794,250
Hitachi Ltd.	125,200	3,327,153
International Business Machines Corp.	16,186	4,567,042
Seagate Technology Holdings PLC	6,392	1,508,896
Shopify, Inc. (a)	62,677	9,314,429
		$47,085,744
Consumer Services – 0.5%
Booking Holdings, Inc.	202	$1,090,653
Electrical Equipment – 1.1%
Amphenol Corp., “A”	11,278	$1,395,652
Corning, Inc.	11,762	964,837
		$2,360,489
Electronics – 24.5%
Advanced Micro Devices (a)	8,710	$1,409,191
Analog Devices, Inc.	2,776	682,063
Applied Materials, Inc.	12,537	2,566,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Broadcom, Inc.	46,931	$15,483,006
KLA Corp.	3,165	3,413,769
Lam Research Corp.	33,597	4,498,638
NVIDIA Corp. (s)	87,568	16,338,438
Onto Innovation, Inc. (a)	5,619	726,087
Taiwan Semiconductor Manufacturing Co. Ltd.	85,000	3,639,511
Teradyne, Inc.	17,786	2,448,065
		$51,205,593
Insurance – 0.5%
Aon PLC	2,848	$1,015,540
Interactive Media Services – 14.0%
Alphabet, Inc., “A” (s)	65,045	$15,812,440
Meta Platforms, Inc., “A” (s)	18,416	13,524,342
		$29,336,782
Leisure & Toys – 0.3%
Take-Two Interactive Software, Inc. (a)	2,370	$612,313
Other Banks & Diversified Financials – 0.7%
S&P Global, Inc.	2,806	$1,365,708
Total Common Stocks		$204,150,796

	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	849	$0

Mutual Funds (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.19% (v)	3,794,908	$3,795,287
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.09% (j)	16,275	$16,275

Other Assets, Less Liabilities – 0.5%		1,034,258
Net Assets – 100.0%		$208,996,616

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,795,287 and
$204,167,071, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At September 30, 2025, the fund had cash collateral of $5,225 and other liquid securities collateral with an aggregate value of $573,945.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$204,150,796	$0	$—	$204,150,796
Investment Companies	3,811,562	—	—	3,811,562
Total	$207,962,358	$0	$—	$207,962,358
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,592,991	$36,802,205	$37,599,196	$(138)	$(575)	$3,795,287

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$120,278	$—